                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-08

Check here if Amendment [ ]; Amendment Number: ________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1130
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill Jr.    West Palm Beach, FL    11-12-08
--------------------------   -------------------   ----------
        [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   __________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         101
Form 13F Information Table Value Total:     116,476
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

___   28-_________________   __________________________
[Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
30-Sep-08

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:           --
Form 13F Information Table Entry Total:     101
Form 13F Information Table Value Total: 116,476

                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                                                       VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ----------------
NAME OF ISSUER                            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED
-------------------------------------- ------------------- --------- -------- --------- --- ---- ------- -------- --------- ------
ABERDEEN ASIA-PACIFIC INCOME F COM STK MUTUAL FUNDS        003009107    1,289   256,678 SH       SOLE               256,678
AIRTRAN HLDGS INC COM STK              COMMON STOCK        00949P108      158    65,000 SH       SOLE                65,000
ALTRIA GROUP INC                       COMMON STOCK        02209S103      635    32,000 SH       SOLE                32,000
ANADARKO PETE CORP COM STK             COMMON STOCK        032511107     2668    55,000 SH       SOLE                55,000
ANNALY CAPITAL MANAGEMENT INC COM STK  COMMON STOCK        035710409      633    47,100 SH       SOLE                47,100
ARCHER-DANIELS MIDLAND CO COM STK      COMMON STOCK        039483102      438    20,000 SH       SOLE                20,000
BLACKROCK CORPORATE HIGH YIELD COM STK MUTUAL FUNDS        09255P107      326    40,548 SH       SOLE                40,548
BLACKROCK FLORIDA INSURED MUNI COM STK MUTUAL FUNDS        09247H106    1,167    79,483 SH       SOLE                79,483
CAPE BANCORP INC COM                   COMMON STOCK        139209100      123    13,398 SH       SOLE                13,398
CARROLS HOLDINGS CORP                  COMMON STOCK        14574X104      255    85,000 SH       SOLE                85,000
CHARLES SCHWAB & CO INC                COMMON STOCK        808513105       25      1000     PUT  SOLE                 1,000
CHINA LIFE INSURANCE CO                AMERICAN DEPOSITORY
                                       RECEIPTS -          16939P106      411       200     PUT  SOLE                   200
CIA VALE DO RIO DOCE ADR               AMERICAN DEPOSITORY
                                       RECEIPTS -          204412209    1,149    60,000 SH       SOLE                60,000
CITIGROUP CAPITAL TRUST IX 6.00% DUE   PREFERRED STOCK     173066200      676    48,730 SH       SOLE                48,730
CITIGROUP VIII 6.95% PFD               PREFERRED STOCK     17306R204     1442    86,900 SH       SOLE                86,900
CLIFFS NATURAL RESOURCES INC           COMMON STOCK        18683K101     4553    86,000 SH       SOLE                86,000
CLIFFS NATURAL RESOURCES INC           COMMON STOCK        18683K101      550       200     PUT  SOLE                   200
CLIFFS NATURAL RESOURCES INC           COMMON STOCK        18683K101     1047       300     PUT  SOLE                   300
CLIFFS NATURAL RESOURCES INC           COMMON STOCK        18683K101      170       200     PUT  SOLE                   200
CLIFFS NATURAL RESOURCES INC           COMMON STOCK        18683K101     1918       400     PUT  SOLE                   400
CLIFFS NATURAL RESOURCES INC           COMMON STOCK        18683K101      299        44     PUT  SOLE                    44
CLIFFS NATURAL RESOURCES INC           COMMON STOCK        18683K101      735       500     PUT  SOLE                   500
CLIFFS NATURAL RESOURCES INC           COMMON STOCK        18683K101      487       224     PUT  SOLE                   224
COMPANHIA SIDERURGICA NACIONAL         AMERICAN DEPOSITORY
                                       RECEIPTS            20440W105      875       300     PUT  SOLE                   300
COMPANHIA VALE DO RIO DOCE             AMERICAN DEPOSITORY
                                       RECEIPTS            204412209     2756      1300     PUT  SOLE                 1,300
CONAGRA FOODS INC COM STK              COMMON STOCK        205887102      555    28,500 SH       SOLE                28,500
CONSECO INC COM STK                    COMMON STOCK        208464883     1131   321,250 SH       SOLE               321,250
COPYTELE INC COM                       COMMON STOCK        217721109       12    20,000 SH       SOLE                20,000
CYMI CB 3.5 15FEB2009                  CONVERTIBLE BONDS   232572AE7     3671 3,741,000 PRN      SOLE             3,741,000
DOW CHEMICAL CORP COM STK              COMMON STOCK        260543103     2978    93,700 SH       SOLE                93,700
DWS GLOBAL COMMODITIES STK FD COM STK  MUTUAL FUNDS        23338Y100      705    55,428 SH       SOLE                55,428
EMERSON ELECTRIC CO COM STK            COMMON STOCK        291011104    1,264    30,986 SH       SOLE                30,986
EQUITY ONE INC                         COMMON STOCK        294752100       47       100     PUT  SOLE                   100
FEDERAL NATIONAL MORTGAGE ASSOCIATION  PREFERRED STOCK     313586737      209   102,000 SH       SOLE               102,000
FLORIDA PUB UTILS CO COM STK           COMMON STOCK        341135101      349    27,051 SH       SOLE                27,051
FLOW INTERNATIONAL CORP (FORME COM STK COMMON STOCK        343468104      340    67,002 SH       SOLE                67,002
FTI CONSULTING INC                     COMMON STOCK        302941109       61       350     PUT  SOLE                   350
FTI CONSULTING INC                     COMMON STOCK        302941109      128       150     PUT  SOLE                   150
FTI CONSULTING INC                     COMMON STOCK        302941109      303       300     PUT  SOLE                   300
FTI CONSULTING INC                     COMMON STOCK        302941109      150       150     PUT  SOLE                   150
GABELLI DIVID & INCOME TR COM STK      MUTUAL FUNDS        36242H104      484    35,100 SH       SOLE                35,100
GAP INC COM STK                        COMMON STOCK        364760108      541    30,400 SH       SOLE                30,400
GENERAL MOTORS CORP SR A 4.5% CONV PFD PREFERRED STOCK     370442741    1,965   155,700 SH       SOLE               155,700
GENESEE & WYOMING INC CL-A             COMMON STOCK        371559105      444       505     PUT  SOLE                   505
GULF IS FABRICATION INC COM STK        COMMON STOCK        402307102      935    27,138 SH       SOLE                27,138
HANCOCK JOHN PATRIOT PREM DIVI COM STK MUTUAL FUNDS        41013T105      126    18,111 SH       SOLE                18,111
HEW CB 2.5 01OCT2010 144A              CONVERTIBLE BONDS   302284AA2      593   600,000 PRN      SOLE               600,000
HMN FINANCIAL INC COM STK              COMMON STOCK        40424G108      542    43,808 SH       SOLE                43,808
HORNBECK OFFSHORE SERVICES INC         COMMON STOCK        440543106      386    10,000 SH       SOLE                10,000
HOS VRN CB 15NOV2026 144A              CONVERTIBLE BONDS   440543AD8     2488 2,500,000 PRN      SOLE             2,500,000
INDEPENDENT BANK CORP MICHIGAN COM STK COMMON STOCK        453838104      136    22,000 SH       SOLE                22,000
INDIANA CMNTY BANCORP COM STK          COMMON STOCK        454674102      387    26,000 SH       SOLE                26,000
INFOCUS CORP                           COMMON STOCK        45665B106      556   377,938 SH       SOLE               377,938
INTERACTIVE DATA CORP COM STK          COMMON STOCK        45840J107    1,183    46,900 SH       SOLE                46,900
I-SHARES 20+ YEAR TRES INDEX FD        COMMON STOCK        464287432      381       300     PUT  SOLE                   300
JARDEN CORP                            COMMON STOCK        471109108        3       500     PUT  SOLE                   500
JARDEN CORP                            COMMON STOCK        471109108       93       500     PUT  SOLE                   500
JARDEN CORP                            COMMON STOCK        471109108      160       395     PUT  SOLE                   395
JARDEN CORP                            COMMON STOCK        471109108      525       700     PUT  SOLE                   700
JARDEN CORP                            COMMON STOCK        471109108      237       200     PUT  SOLE                   200
JARDEN CORP                            COMMON STOCK        471109108       35       300     PUT  SOLE                   300
JO-ANN STORES, INC.                    COMMON STOCK        47758P307      470       500     PUT  SOLE                   500
KIMCO REALTY CORPORATION               COMMON STOCK        49446R109      190       500     PUT  SOLE                   500
KRAFT FOODS INC                        COMMON STOCK        50075N104    2,037    62,200 SH       SOLE                62,200
LANCASTER COLONY CORP COM STK          COMMON STOCK        513847103     2636    70,000 SH       SOLE                70,000
LANCE INC COM STK                      COMMON STOCK        514606102     3517   155,000 SH       SOLE               155,000
MB FINANCIAL INC                       COMMON STOCK        55264U108      893    27,000 SH       SOLE                27,000
MBT FINANCIAL CORP COM STK             COMMON STOCK        578877102       74    15,863 SH       SOLE                15,863
MEE CB 3.25 01AUG2015                  CONVERTIBLE BONDS   576203AJ2     3114 4,530,000 PRN      SOLE             4,530,000
MONOGRAM BIOSCIENCES INC COM STK       COMMON STOCK        60975U108       46    60,000 SH       SOLE                60,000
MONROE BANCORP COM STK                 COMMON STOCK        610313108    1,441   128,133 SH       SOLE               128,133
MUELLER WTR PRODS INC COM STK          COMMON STOCK        624758207      228    35,000 SH       SOLE                35,000
NEW YORK TIMES CO CL A COM STK         COMMON STOCK        650111107    1,818   127,210 SH       SOLE               127,210
NEWMONT MINING CORP COM STK            COMMON STOCK        651639106     1465    37,800 SH       SOLE                37,800
NOKIA CORP ADR                         AMERICAN DEPOSITORY
                                       RECEIPTS -          654902204      763    40,900 SH       SOLE                40,900
OLD REP INTL CORP COM STK              COMMON STOCK        680223104    5,099   399,912 SH       SOLE               399,912
PATTERSON-UTI ENERGY INC (EX P COM STK COMMON STOCK        703481101    2,002   100,000 SH       SOLE               100,000
PEABODY ENERGY CORP COM STK            COMMON STOCK        704549104      900    20,000 SH       SOLE                20,000
PENN TREATY AMERN CORP COM STK         COMMON STOCK        707874400       32    21,900 SH       SOLE                21,900
PHILIP MORRIS INTL                     COMMON STOCK        718172109    1,539    32,000 SH       SOLE                32,000
PMI GROUP INC COM STK                  COMMON STOCK        69344M101      163    55,174 SH       SOLE                55,174
POTLATCH HOLDINGS INC COM              COMMON STOCK        737630103     2320    50,000 SH       SOLE                50,000
PRIVATE BANCORP                        COMMON STOCK        742962103       84       200     PUT  SOLE                   200
PROGRESS ENERGY INC COM STK            COMMON STOCK        743263AA3        3   337,000 SH       SOLE               337,000

                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                                                       VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ----------------
NAME OF ISSUER                            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED
-------------------------------------- ------------------- --------- -------- --------- --- ---- ------- -------- --------- ------
PRS ULT LEH20+YR                       MUTUAL FUNDS        74347R297     1309    21,000 SH       SOLE                21,000
PVTB CB 3.625 15MAR2027                CONVERTIBLE BONDS   742962AD5     6886 7,000,000 PRN      SOLE             7,000,000
RAYMOND JAMES FINANCIAL, INC,          COMMON STOCK        754730109       75       200     PUT  SOLE                   200
SOUTHWEST GAS CORP COM STK             COMMON STOCK        844895102     2375    78,490 SH       SOLE                78,490
SPDR GOLD TRUST                        COMMON STOCK        78463V107     4648    54,642 SH       SOLE                54,642
STRYKER CORP COM                       COMMON STOCK        863667101    1,582    25,400 SH       SOLE                25,400
SUN MICROSYSTEMS INC COM STK           COMMON STOCK        866810203      386    50,800 SH       SOLE                50,800
SWISS HELVETIA FD INC COM STK          MUTUAL FUNDS        870875101      300    23,790 SH       SOLE                23,790
TIME WARNER INC COM STK                COMMON STOCK        887317105    1,835   140,000 SH       SOLE               140,000
TRI CONTL CORP COM STK                 MUTUAL FUNDS        895436103    5,772   395,100 SH       SOLE               395,100
TRIMBLE NAVIGATION LTD COM STK         COMMON STOCK        896239100      667    25,800 SH       SOLE                25,800
TYSON FOODS INC CL A COM STK           COMMON STOCK        902494103      478    40,000 SH       SOLE                40,000
UNITED TECHNOLOGIES CORP               COMMON STOCK        913017109      787    13,100 SH       SOLE                13,100
VALERO ENERGY CORP COM STK             COMMON STOCK        91913Y100    2,688    88,700 SH       SOLE                88,700
WABCO HOLDINGS INC                     COMMON STOCK        92927K102    1,244    35,000 SH       SOLE                35,000
WEYERHAEUSER CO COM STK                COMMON STOCK        962166104    2,726    45,000 SH       SOLE                45,000
ZIMMER HOLDINGS INC COM STK            COMMON STOCK        98956P102    2,996    46,400 SH       SOLE                46,400